Deferred income and contract liabilities	6 Months Ended
Jun. 30, 2025
Accruals and deferred income including contract liabilities [abstract]
Disclosure of Deferred Income and Contract Liabilities Explanatory

Note 14. Deferred income and contract liabilities

	As of December 31, 2024	As of June 30, 2025

	$ in thousands
Deferred revenues	112,161	113,171
Other deferred income	0	208
Total deferred income and contract liabilities	112,161	113,379

As of June 30, 2025, the deferred income and contract liabilities include $112.9 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA.

The $1.0 million increase in deferred revenues between December 31, 2024 and June 30, 2025 is explained by i) additional consideration from customers for $14.6 million, ii) a positive foreign exchange impact of $13.5 million, partially offset by iii) revenue recognized in the six-month period ended June 30, 2025 for $27.0 million (of which $18.8 million were included in deferred revenues at the beginning of the year).

As of December 31, 2024, the deferred revenues and contract liabilities included $112.2 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA.

The accounting treatment of the AZ JRCA, the IIA and the SIA is detailed in Note 2.3 to the Interim Condensed Consolidated Financial Statements "Accounting treatment of transactions with AstraZeneca".